Business Combination, Separately Recognized Transactions (Details)	Mar. 29, 2014 USD ($)	Dec. 28, 2013 EUR (€)
Bank line of credit, bearing interest at 3.25%, repayable June 25, 2014	$ 299,730	€ 313,088
Bank line of credit, Interest Rate	3.25%	3.25%
Bank term loans, bearing interest ranging from 3.1% to 4.55%, repayable between September 2014 and August 2022.	670,062	712,881
Bank term loans, Lower Interest Rate	3.10%	3.10%
Bank term loans, Upper Interest Rate	4.55%	4.55%
Loan payable on demand bearing interest at 4% per annum	90,777	90,897
Loan payable on demand with interest, interest rate	4.00%	4.00%
Loan payable on demand bearing no interest	68,721	68,810
Current and Non-Current portion	1,129,290	1,185,676
Less: current portion	615,088	634,486
Non-Current portion	$ 514,202	€ 551,190